Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories
Stockpile ore	$ 21.2	$ 23.7
Work-in-process	12.0	10.0
Finished goods	17.5	14.3
Supplies	65.0	53.0
Total current inventories	115.7	101.0
Operating expense	382.7	377.3
Inventories recognized
Disclosure of inventories
Operating expense	$ 370.9	$ 362.7